INVESTMENTS - Equity-method investments (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jan. 31, 2016
Equity-method investments
Investment income (loss)	¥ (164)	$ (24)	¥ (97)		¥ (12)
Consideration for purchase of investments	328	$ 48	4,959		1,328
AAPC LUB
Equity-method investments
Equity-method investments ownership percentage							28.00%
Investment income (loss)	47		43
Proceeds from Dividends Received	39		60
Hotel related funds
Equity-method investments
Investment income (loss)	11		(28)
Equity Method Investments	507		¥ 503
Maximum potential loss, in loss of value of interests in investments	¥ 507
Cjia Group
Equity-method investments
Equity-method investments ownership percentage	15.00%		17.00%			23.00%
Investment income (loss)	¥ 45		¥ 38		33
Consideration for purchase of investments | $				$ 45
Convertible notes term						60 months
Amount invested in convertible note					200
Gain recognized on deemed disposal	¥ 9				¥ 40
Original value of convertible notes invested						¥ 52
China Hospitality JV
Equity-method investments
Equity-method investments ownership percentage	20.00%
Investment income (loss)	¥ 2		¥ 11
Percentage of equity interest acquired			20.00%	20.00%
BJ GOOAGOO/GOOAGOO
Equity-method investments
Equity-method investments ownership percentage			41.00%
Beijing Data Driven Technology Co
Equity-method investments
Equity-method investments ownership percentage	20.00%
Investment income (loss)	¥ 3		¥ 14